CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Cash flows from operating activities:
Net income	$ 473,398	$ 493,825	$ 391,758
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	269,476	284,693	207,795
Share-based compensation	36,929	21,705	13,191
Loss on property and equipment, net	12,882	13,281	1,599
Other	2,660	2,631	1,679
(Benefit) provision for deferred income taxes	(9,219)	48,468	(2,237)
Excess tax benefit from share-based compensation	(13,002)	(10,487)	(16,320)
Net Increase Decrease in Operating Capital, net of effect from acquisition of businesses
Receivables, net	(21,476)	(48,209)	(32,428)
Inventories, net	(244,096)	(227,657)	(203,513)
Other assets	7,423	(63,482)	11,011
Accounts payable	119,164	216,412	113,497
Accrued expenses	35,103	(28,862)	63,346
Other liabilities	20,400	6,673	(4,128)
Net cash provided by operating activities	689,642	708,991	545,250
Cash flows from investing activities:
Purchases of property and equipment	(234,747)	(228,446)	(195,757)
Business acquisitions, net of cash acquired	(18,889)	(2,060,783)	(186,137)
Sale of certain assets of acquired business	0	0	19,042
Proceeds from sales of property and equipment	270	992	745
Net cash used in investing activities	(253,366)	(2,288,237)	(362,107)
Cash flows from financing activities:
(Decrease) increase in bank overdrafts	(2,922)	16,219	(2,926)
Issuance of senior unsecured notes	0	0	448,605
Payment of debt related costs	0	0	(8,815)
Borrowings under credit facilities	618,300	2,238,200	0
Payments on credit facilities	(1,041,700)	(1,654,800)	0
Dividends paid	(17,649)	(17,580)	(17,574)
Proceeds from the issuance of common stock, primarily for employee stock purchase plan	5,174	6,578	3,611
Tax withholdings related to the exercise of stock appreciation rights	(13,112)	(7,102)	(21,856)
Excess tax benefit from share-based compensation	13,002	10,487	16,320
Repurchase of common stock	(6,665)	(5,154)	(80,795)
Contingent consideration related to previous business acquisition	0	(10,047)	(4,726)
Other	(380)	(890)	(627)
Net cash (used in) provided by financing activities	(445,952)	575,911	331,217
Effect of exchange rate changes on cash	(4,213)	(4,465)	0
Net (decrease) increase in cash and cash equivalents	(13,889)	(1,007,800)	514,360
Cash and cash equivalents, beginning of period	104,671	1,112,471	598,111
Cash and cash equivalents, end of period	90,782	104,671	1,112,471
Supplemental cash flow information:
Interest paid	62,371	71,109	34,735
Income tax payments	254,408	268,624	219,424
Non-cash transactions:
Accrued purchases of property and equipment	44,038	28,877	20,714
Changes in other comprehensive income from post retirement benefits	(445)	(752)	1,016
Declared but unpaid cash dividends	$ 4,398	$ 4,384	$ 4,368